Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables [Line Items]
Trade receivables	$ 319,921	$ 218,922
Loss allowance	(459)	(280)	$ (322)
Trade receivables net	319,462	218,642
Advances and other receivables	43,912	21,804
Total	$ 363,374	$ 240,446